Brandes Investment Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

February 20, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Brandes Investment Trust (the “Registrant”) File Nos. 33-81396 and 811-08614

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Registrant hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 15, 2018 and filed electronically as Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A on February 14, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC